October 31, 2011

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Attention: Office of Filings, Information & Consumer Services

Re:	Form N-1A Filing for Eaton Vance Growth Trust (the “Registrant”)
on behalf of Eaton Vance Worldwide Health Sciences Fund (the “Fund”)
Post-Effective Amendment No. 124 (1933 Act File No. 02-22019)
Amendment No. 97 (1940 Act File No. 811-01241) (the “Amendment”)

Ladies and Gentlemen:

     On behalf of the above-referenced Registrant, transmitted herewith pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rules 472 and 485(a)(2) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules promulgated pursuant to Section 8(b) thereunder, (3) the General Instructions to Form N-1A, and (4) Rules 101 and 102 under Regulation S-T, is the Amendment, including a prospectus and statement of additional information (“SAI”) for the Fund, and exhibits. The Amendment transmitted herewith contains conformed signature pages, the manually signed originals of which are maintained at the offices of the Registrant.

     The Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act and will become effective on January 1, 2012.

     The Amendment is being filed for the purpose of incorporating the following: an amended and restated Investment Advisory Agreement; and a new Management Agreement, which replaced the Administration Agreement (both of which were approved at a Special Shareholder Meeting held on July 1, 2011) as well as a new Administrative Services Agreement, which replaced the Management Agreement. The SAI also reflects a reformatting of the investment strategy section. The prospectus and SAI have been marked to show changes from the Fund’s prospectus and SAI contained in the Registrant’s Post-Effective Amendment No. 113 filed with the Securities and Exchange Commission on December 23, 2010 (Accession No. 0000940394-10-001245).

     Based on the foregoing, the Registrant requests that the Staff, in reviewing the prospectus and SAI included in the Amendment, use the selective review procedure set forth in Investment Company Act Release No. 13768 (February 15, 1984) in processing the Amendment.

Securities and Exchange Commission
October 31, 2011

     Prior to the effectiveness of the Amendment, the Registrant intends to file an Amendment pursuant to Rule 485(b) of the 1933 Act in order to respond to any comments from the Staff and to make any other necessary nonmaterial changes.

     If you have any questions or comments concerning the enclosed Amendment, please contact the undersigned at (617) 672-8879 or fax (617) 672-1879.

Very truly yours, /s/ Katy D. Burke Katy D. Burke, Esq. Vice President